Share Based Compensation - Schedule of Compensation to Employees (Details)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Share Based Compensation [Line Items]
Expected term, in years	5 years 9 months 21 days
Expected volatility	51.88%
Risk-free interest rate	3.64%
Expected dividend yield	0.00%
Minimum [Member]
Share Based Compensation [Line Items]
Expected term, in years		6 years 1 month 9 days
Expected volatility		51.75%
Risk-free interest rate		4.23%
Expected dividend yield		0.00%